Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ (9)	$ 8
Provision for credit losses
Model changes		(4)
Purchases	3	8
Sales and maturities	(1)	(11)
Changes in risk, parameters and exposures	(11)	(10)
Exchange rate and other	(1)
Balance at end of period	(19)	(9)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	12
Provision for credit losses
Model changes		(4)
Transfers to Stage 1	1	1
Purchases	3	8
Sales and maturities	(1)	(10)
Changes in risk, parameters and exposures	(2)	(4)
Exchange rate and other		(1)
Balance at end of period	3	2
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1
Provision for credit losses
Transfers to Stage 1	(1)	(1)
Sales and maturities		(1)
Changes in risk, parameters and exposures	1	3
Balance at end of period	1	1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(12)	(4)
Provision for credit losses
Changes in risk, parameters and exposures	(10)	(9)
Exchange rate and other	(1)	1
Balance at end of period	$ (23)	$ (12)